Acquisitions and Acquisition-Related Items (Detail) (USD $)	3 Months Ended		12 Months Ended					12 Months Ended				0 Months Ended		0 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended				0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012	Jun. 13, 2014	Jun. 13, 2014 Subsequent Event	Apr. 25, 2014 Change in the Amount of Contingent Consideration	Apr. 26, 2013 Change in the Amount of Contingent Consideration	Apr. 27, 2012 Change in the Amount of Contingent Consideration	Apr. 26, 2013 Impairment of Acquired in Process Research and Development	Dec. 30, 2013 TYRX	Dec. 30, 2013 TYRX	Dec. 30, 2013 TYRX Technology-Based Intangible Assets	Dec. 30, 2013 TYRX Technology-Based Intangible Assets	Dec. 30, 2013 TYRX Product development-based payments	Dec. 30, 2013 TYRX Revenue-based payments	Nov. 01, 2012 China Kanghui Holdings	Apr. 25, 2014 China Kanghui Holdings	Apr. 26, 2013 China Kanghui Holdings	Nov. 01, 2012 China Kanghui Holdings Technology-Based	Nov. 01, 2012 China Kanghui Holdings Trade Names	Aug. 07, 2013 Cardiocom	Aug. 07, 2013 Cardiocom Customer-Related Intangible Assets	Aug. 07, 2013 Cardiocom Customer-Related Intangibles	Apr. 25, 2014 Ardian Impairment of Long-Lived Assets	Apr. 25, 2014 Ardian Impairment of Acquired in Process Research and Development	Apr. 25, 2014 Ardian Impairment of Long-Lived Assets other than Acquired in Process Research and Development	Aug. 31, 2011 Salient	Aug. 31, 2011 PEAK	Apr. 27, 2012 Salient Surgical Technologies - Gain on Previously Held Investment	Apr. 27, 2012 Peak Surgical - Gain on Previously Held Investment	Jun. 15, 2014 Covidien PLC	Jun. 13, 2014 Covidien PLC	Jun. 15, 2014 Covidien PLC Subsequent Event	Jun. 15, 2014 New Medtronic Covidien PLC	Jul. 25, 2014 Visualase	Jul. 25, 2014 Visualase	Jul. 25, 2014 Visualase Technology-Based Intangible Assets	Jul. 25, 2014 Visualase Technology-Based Intangible Assets	Jun. 20, 2014 Corventis	Jun. 20, 2014 Corventis	Jun. 20, 2014 Corventis Technology-Based Intangible Assets	Jun. 20, 2014 Corventis Technology-Based Intangible Assets	Aug. 26, 2014 NGC Medical SpA Subsequent Event	Aug. 26, 2014 NGC Medical SpA Subsequent Event	Aug. 25, 2014 Sapiens Steering Brain Stimulation Subsequent Event
Business Acquisition [Line Items]
Cash Consideration Transferred Per Share																																	$ 35.19
Number of Securities Called by Each Share																																	0.956
Cash and stock value of pending acquisition																																		$ 42,900,000,000
Share price						$ 60.70	$ 60.70
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																																				30.00%
Transaction termination fee																																	850,000,000		850,000,000
Total consideration												222,000,000						816,000,000					193,000,000						497,000,000	113,000,000					42,900,000,000		97,000,000				131,000,000				238,000,000		200,000,000
Intangible assets													94,000,000		94,000,000			341,000,000					61,000,000	61,000,000					154,000,000	74,000,000										66,000,000				80,000,000
Goodwill	10,696,000,000		10,593,000,000	10,329,000,000	9,934,000,000								132,000,000					409,000,000					123,000,000						348,000,000	56,000,000								49,000,000				50,000,000
Other Disclosures
Finite-lived intangible asset, useful life														14 years				11 years							7 years				12 years	12 years									10 years				16 years
Finite-lived intangibles																					288,000,000	53,000,000								74,000,000
Settlement of outstanding debt to Medtronic included in consideration																																									50,000,000
Payments to Acquire Business, Net of Cash Acquired	146,000,000	17,000,000	385,000,000	820,000,000	556,000,000							159,000,000
Contingent consideration	87,000,000	45,000,000	68,000,000	142,000,000	231,000,000											25,000,000	35,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High																40,000,000
Current assets													6,000,000					106,000,000					14,000,000						20,000,000	5,000,000
Property, plant, and equipment													1,000,000					56,000,000					7,000,000						11,000,000	5,000,000
Total assets acquired													233,000,000					923,000,000					205,000,000						578,000,000	140,000,000
Current liabilities													4,000,000					29,000,000					12,000,000						43,000,000	10,000,000
Long-term deferred tax liabilities, net													7,000,000					77,000,000											38,000,000	17,000,000
Total liabilities assumed													11,000,000					107,000,000					12,000,000						81,000,000	27,000,000
Net assets acquired													222,000,000					816,000,000					193,000,000						497,000,000	113,000,000
Preexisting Relationship, Ownership Percentage																													8.90%	18.90%																30.00%
Acquisition-related items	41,000,000	(96,000,000)	117,000,000	(49,000,000)	12,000,000			138,000,000	(62,000,000)	45,000,000	5,000,000									13,000,000						236,000,000	192,000,000	44,000,000			32,000,000	6,000,000
Transaction value net of acquired cash																		797,000,000
IPR&D																													44,000,000
Other assets																		11,000,000											1,000,000
Other long-term liabilities																		1,000,000
Acquisition date																			Nov. 01, 2012
Change in fair value of contingent consideration	(1,000,000)	96,000,000	138,000,000	62,000,000
Net value of acquistion transaction																													$ 452,000,000	$ 96,000,000